GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended	12 Months Ended
	Aug. 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Jul. 31, 2024	Oct. 31, 2024	Oct. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash					$ 1,561,924		$ 285,945	$ 1,561,924
Working capital							2,025,480
Proceeds from convertible debt							550,000	2,000,000
Accumulated deficit					10,446,882		$ 20,073,679	$ 10,446,882
August Two Thousand Twenty Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, issued, principal	$ 359,000
At The Market Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from convertible debt	$ 1,174,000
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from secured debt			$ 125,000
Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from secured debt			$ 184,500
Convertible Notes Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from convertible debt				$ 2,371,500	$ 2,371,500
Convertible Notes Payable [Member] | Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from convertible debt		$ 720,000				$ 720,000